UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07548

Morgan Stanley Global Dividend Growth Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	March 31, 2009

Date of reporting period:	September 30, 2008

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Global Dividend Growth Securities performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended September 30, 2008

Total Return for the 6 Months Ended September 30, 2008
Class A	Class B	Class C	Class I+	MSCI World Index[1]	Lipper Global Large-Cap Value Funds Average[2]
–17.51%	–17.47%	–17.86%	–17.41%	–16.66%	–18.98%

+  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended September 30, 2008, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

Market Conditions

The six-month period ended September 30, 2008 was unprecedented for financial markets and global economies, which came to a nail-biting climax when the U.S. government's $700 billion financial bailout package failed to ease investors' worries. The recovery bill, which officials warned was necessary to avert serious consequences for markets and the economy, was announced as banks failed in the U.S., Europe and the U.K. Even after the bill was passed, investors around the world continued to demonstrate doubts that the bill would fully address the financial crisis. European and Asian stock markets declined sharply at the end of the period, especially in countries such as Britain and Ireland where major banks have had significant problems with mortgage investments. U.S. stocks also plunged at the end of what was an extremely volatile period.

For value investors it has been a particularly challenging time. For much of the six-month period, market performance has been dominated by sharp rises in a narrowing group of stocks, displaying both earnings and price momentum. Valuation factors have shown poor efficacy in selecting stocks in the past two quarters. Outperformance was concentrated in stocks connected to strength in commodity markets and China, as investors have sought refuge from a deteriorating outlook for the U.S. financial and consumer segments.

Performance Analysis

All share classes of Morgan Stanley Global Dividend Growth Securities underperformed the Morgan Stanley Capital International (MSCI) World Index and outperformed the Lipper Global Large-Cap Value Funds

Average for the six months ended September 30, 2008, assuming no deduction of applicable sales charges.

While the Fund had gains in the industrials and materials sectors, as well as strong returns in the health care sector, this was offset by weaker performance in the financials sector. We began, perhaps a bit too early, to increase the portfolio's financials sector allocation from an underweight position, as we saw more attractive opportunities emerging. An increase in inflationary pressures has prevented further interest rate cuts, which could have offset some of the pain in financial stocks. The trajectory of the sector's downturn is likely to get steeper as a number of companies have had to raise capital in a deteriorating environment. The cost of these capital-raising exercises, in terms of share prices, has been particularly high and has only benefitted short sellers.

In addition, despite its reduced sensitivity to economic cycles, the usually defensive consumer staples sector did not hold up as expected over the period. These holdings had disappointing performance, which detracted from relative returns. However, in our view, the cash flow generation potential of companies within the sector appears sustainable and we believe investment opportunities offer attractive absolute returns without the cyclical risks of industrial or commodities stocks in the current environment. The Fund therefore continues to hold a significant overweight position in consumer staples and other defensive sectors such as telecommunication services and health care. We will continue to focus our research on examining the valuations of existing holdings, as well as potential investments, across sectors.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 09/30/08
Philip Morris International Inc.	3.4%
Imperial Tobacco Group PLC	3.0
Novartis AG (Registered Shares)	2.6
Telefonica S.A.	2.5
Wyeth	2.2
International Business Machines Corp.	2.1
Marsh & McLennan Companies, Inc.	2.1
Bank of New York Mellon Corp.	2.1
BNP Paribas	2.0
Unilever N.V. (Share Certificates)	2.0
TOP FIVE COUNTRIES AS OF 09/30/08
United States	30.8%
United Kingdom	17.0
Japan	13.7
France	6.7
Netherlands	4.4

Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in dividend paying equity securities of companies located in various countries around the world. The Fund's "Sub-Adviser," Morgan Stanley Investment Management Limited, seeks investments primarily in common stocks (including depositary receipts) of companies with a record of paying dividends and potential for increasing dividends. The Fund invests in at least three separate countries. The percentage of the Fund's assets invested in particular geographic sectors will shift from time to time in accordance with the judgment of the Sub-Adviser. In addition, in selecting investments, the current portfolio management team employs a bottom-up investment approach that is value driven and emphasizes security selection on an individual company basis. The current portfolio management team selects securities of issuers from a broad range of countries, which may include emerging market countries. The team also seeks to identify securities of issuers that it believes are undervalued relative to their market values and other measurements of intrinsic worth, with an emphasis on company assets and cash flow. Securities which appear undervalued are then subjected to an in-depth fundamental analysis. Portfolio securities are typically sold when the portfolio management team assesses that a holding no longer satisfies some or all of its investment criteria.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended September 30, 2008
Symbol	Class A Shares* (since 07/28/97) GLBAX	Class B Shares** (since 06/30/93) GLBBX	Class C Shares† (since 07/28/97) GLBCX	Class I Shares†† (since 07/28/97) GLBDX
1 Year	(27.98)%[3] (31.76)[4]	(27.94)%[3] (31.05)[4]	(28.50)%[3] (29.12)[4]	(27.82)%[3] —
5 Years	5.79[3] 4.65[4]	5.65[3] 5.33[4]	5.01[3] 5.01[4]	6.04[3] —
10 Years	4.90[3] 4.34[4]	4.43[3] 4.43[4]	4.11[3] 4.11[4]	5.14[3] —
Since Inception	3.55[3] 3.05[4]	6.51[3] 6.51[4]	2.77[3] 2.77[4]	3.78[3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" of the Prospectus for more information.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I (formerly Class D) has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. As of June 2007, the MSCI World Index consisted of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Global Large-Cap Value Funds Average tracks the performance of all funds in the Lipper Global Large-Cap Value Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. The Fund was in the Global Large-Cap Value Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/08 – 09/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	04/01/08	09/30/08	04/01/08 – 09/30/08
Class A
Actual (–17.51% return)	$1,000.00	$824.90	$5.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.05	$6.07
Class B
Actual (–17.47% return)	$1,000.00	$825.30	$5.17
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.40	$5.72
Class C
Actual (–17.86% return)	$1,000.00	$821.40	$8.90
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.29	$9.85
Class I
Actual (–17.41% return)	$1,000.00	$825.90	$4.35
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.31	$4.81

  @  Expenses are equal to the Fund's annualized expense ratios of 1.20%, 1.13%, 1.95% and 0.95% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended September 30, 2008 the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board noted that changes were made to the Fund's portfolio management team effective October 2007. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund taking into account the scope of the services provided.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser's affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  September 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.5%)
	Australia (b) (2.5%)
	Beverages: Alcoholic
1,138,731	Foster's Group Ltd.	$4,975,987
	Construction Materials
798,504	Boral Ltd. (c)	4,001,665
	Food: Major Diversified
9,426,838	Goodman Fielder Ltd.	10,558,649
	Total Australia	19,536,301
	Bermuda (2.7%)
	Industrial Conglomerates
310,598	Tyco International Ltd.	10,877,142
	Medical Specialties
185,610	Covidien Ltd.	9,978,394
	Total Bermuda	20,855,536
	France (b) (6.7%)
	Construction Materials
124,000	Lafarge S.A. (c)	13,084,534
	Integrated Oil
226,854	Total S.A. (c)	13,686,267
	Major Banks
162,204	BNP Paribas (c)	15,593,170
	Pharmaceuticals: Major
140,508	Sanofi-Aventis	9,235,763
	Total France	51,599,734
	Germany (2.5%)
	Motor Vehicles (b)
185,853	Bayerische Motoren Werke (BMW) AG	7,249,031
209,461	Daimler AG (Registered Shares)	10,586,122
		17,835,153
	Semiconductors
1,926,234	Qimonda AG (ADR) (c)(a)	1,637,299
	Total Germany	19,472,452

NUMBER OF SHARES		VALUE
	Ireland (b) (1.0%)
	Food: Specialty/Candy
266,120	Kerry Group PLC (A Shares)	$7,797,222
	Italy (b) (2.7%)
	Integrated Oil
332,642	Eni S.p.A.	8,780,091
	Major Banks
2,115,377	Intesa Sanpaolo	11,547,289
	Total Italy	20,327,380
	Japan (b) (13.7%)
	Auto Parts: O.E.M.
883,200	Keihin Corp. (c)	10,367,593
	Chemicals: Specialty
420,100	Kuraray Co., Ltd (c)	4,141,301
	Construction Materials
3,716,000	Taiheiyo Cement Corp. (c)	5,438,143
	Electrical Products
750,100	Sumitomo Electric Industries, Ltd.	8,157,034
	Electronic Equipment/ Instruments
285,200	Canon Inc.	10,662,795
	Household/Personal Care
528,000	Kao Corp.	14,144,864
	Motor Vehicles
1,106,600	Nissan Motor Co., Ltd. (c)	7,424,461
	Pharmaceuticals: Major
255,800	Takeda Pharmaceutical Co., Ltd. (c)	12,882,850
	Pharmaceuticals: Other
178,200	Astellas Pharma Inc. (c)	7,487,379
	Recreational Products
288,100	Sankyo Co., Ltd.	14,693,595
	Specialty Insurance
274,000	Mitsui Sumitomo Insurance Group Holdings, Inc.	9,266,816
	Total Japan	104,666,831

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  September 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Netherlands (b) (4.4%)
	Food: Major Diversified
547,961	Unilever N.V. (Share Certificates)	$15,480,327
	Life/Health Insurance
899,777	Aegon N.V.	8,041,344
	Publishing: Books/Magazines
516,539	Wolters Kluwer N.V.	10,529,114
	Total Netherlands	34,050,785
	Norway (b) (1.3%)
	Integrated Oil
408,673	StatoilHydro ASA	9,742,400
	Singapore (b) (1.0%)
	Other Transportation
7,525,000	ComfortDelGro Corp., Ltd.	7,866,530
	South Korea (0.8%)
	Wireless Telecommunications
306,147	SK Telecom Co., Ltd. (ADR)	5,761,686
	Spain (b) (4.0%)
	Major Banks
704,404	Banco Bilbao Vizcaya Argentaria, S.A.	11,419,125
	Major Telecommunications
804,574	Telefonica S.A.	19,233,600
	Total Spain	30,652,725
	Sweden (b) (1.2%)
	Telecommunication Equipment
976,508	Telefonaktiebolaget LM Ericsson (B Shares)	9,205,805
	Switzerland (b) (3.1%)
	Financial Conglomerates
215,732	UBS AG (Registered Shares)(a)	3,729,429
	Pharmaceuticals: Major
378,877	Novartis AG (Registered Shares)	19,817,305
	Total Switzerland	23,546,734

NUMBER OF SHARES		VALUE
	Taiwan (1.1%)
	Major Telecommunications
344,714	Chunghwa Telecom Co., Ltd. (ADR) (a)	$8,159,380
	United Kingdom (17.0%)
	Advertising/Marketing Services (b)
1,481,953	WPP Group PLC	12,026,671
	Aerospace & Defense (b)
1,318,751	Rolls-Royce Group PLC (a)	7,917,673
	Financial Conglomerates (b)
3,669,613	Old Mutual PLC	5,130,632
	Food Retail (b)
2,275,220	Morrison (W.M.) Supermarkets PLC	10,561,169
	Food: Specialty/Candy (b)
1,427,104	Cadbury PLC	14,370,446
3,395,991	Premier Foods PLC	4,561,629
		18,932,075
	Integrated Oil
221,164	Royal Dutch Shell PLC (ADR) (Class A)	13,050,888
	Major Banks (b)
2,426,399	Barclays PLC	14,739,746
2,180,883	Royal Bank of Scotland Group PLC	7,224,214
		21,963,960
	Publishing: Books/ Magazines (b)
640,281	Reed Elsevier PLC	6,347,035
	Tobacco (b)
725,827	Imperial Tobacco Group PLC	23,320,103
	Wireless Telecommunications (b)
5,157,060	Vodafone Group PLC	11,392,909
	Total United Kingdom	130,643,115

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  September 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	United States (30.8%)
	Beverages: Non-Alcoholic
267,581	Dr Pepper Snapple Group Inc. (a)	$7,085,554
	Coal
98,480	Peabody Energy Corp.	4,431,600
	Computer Peripherals
733,636	EMC Corp. (a)	8,774,287
	Computer Processing Hardware
251,320	Hewlett-Packard Co.	11,621,037
	Electric Utilities
124,317	American Electric Power Co., Inc.	4,603,458
197,654	Dominion Resources, Inc. (c)	8,455,638
		13,059,096
	Electronic Distributors
304,130	Arrow Electronics, Inc. (a)	7,974,289
	Finance/Rental/Leasing
582,166	American Capital Ltd. (c)	14,851,055
	Financial Conglomerates
384,382	Citigroup, Inc.	7,883,675
	Industrial Machinery
203,497	Illinois Tool Works Inc. (c)	9,045,442
	Information Technology Services
140,669	International Business Machines Corp.	16,452,646
	Insurance Brokers/Services
508,127	Marsh & McLennan Companies, Inc.	16,138,113
	Integrated Oil
130,037	Chevron Corp.	10,725,452
262,049	Marathon Oil Corp.	10,447,894
		21,173,346
	Major Banks
491,193	Bank of New York Mellon Corp.	16,003,068

NUMBER OF SHARES		VALUE
	Major Telecommunications
195,479	AT&T Inc.	$5,457,774
385,382	Verizon Communications, Inc.	12,366,908
		17,824,682
	Managed Health Care
586,657	UnitedHealth Group Inc.	14,895,221
	Pharmaceuticals: Major
403,249	Schering-Plough Corp.	7,448,009
449,205	Wyeth	16,593,633
		24,041,642
	Tobacco
544,116	Philip Morris International Inc.	26,171,980
	Total United States	236,409,686
	Total Common Stocks (Cost $693,598,076)	741,311,349
	Investment Company (b) (1.2%)
	Ireland
377,447	ISHARES MSCI WORLD (Cost $10,103,460)	9,630,764
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (10.2%)
	Securities held as Collateral on Loaned Securities
	Repurchase Agreements (1.7%)
$10,817	Banc of America Securities LLC (2.15% dated 09/30/08, due 10/01/08; proceeds $10,817,719) fully collateralized by U.S. Government Agency security at the date of this Portfolio of Investment as follows: Fannie Mae 5.00%, due 08/01/33; valued at $10,991,725	10,817,073

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  September 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$2,574	Banc of America Securities LLC
(7.35% dated 09/30/08,
due 10/01/08; proceeds
$2,574,344) fully collateralized
by exchange-traded funds at the
date of this Portfolio of
Investment as follows:
Software Holders Trust,
Consumer Staples Select
Sector SPDR, Dow Jones
Wilshire Real Estate Investment
Trust; by common stock at the
date of this Portfolio of
Investment as follows: Total
Systems Services Inc.,
Timken Co., Teleflex Inc.,
Sonoco Products Co., Shaw
Group Inc., Packaging Corp of
America, NCR Corp., Jabil
Circuit Inc., Interval Leisure
Group Inc., IAC/Interactive Corp.,
Huntsman Corp., Harsco Corp.,
Gentex Corp., Gen-Probe Inc.,
Gannett Co., Inc., Dynegy Inc.,
Devon Energy Corp. - ClassA,
D.R. Horton Inc., Convergys Corp.,
Corrections Corp. America,
Cerner Corp., Cabot Corp.,
Bed Bath and Beyond Inc.,
Arrow Electronics, Aptar
group Inc., AGL Resources Inc.,
Vimpel Communications (ADR);
and by Trust Preferred
Securities at the date of this
Portfolio of Investment as
follows: Wachovia Capital Trust
6.375% due 6/01/67;
	valued at $2,703,282	$2,573,818
	Total Repurchase Agreements (Cost 13,390,891)	13,390,891

NUMBER OF SHARES (000)		VALUE
	Investment Company (d) (8.5%)
64,863	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $64,862,973)	$64,862,973
	Total Securities held as Collateral on Loaned Securities (Cost $78,253,864)	78,253,864

Total Investments (Cost $781,955,400) (e)	107.9%	829,195,977
Liabilities in Excess of Other Assets	(7.9)	(60,651,420)
Net Assets	100.0%	$768,544,557

  ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Securities with a total market value of $464,050,591 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (c)  All or a portion of this security was on loan as of September 30, 2008.

  (d)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $151,148,663 and the aggregate gross unrealized depreciation is $103,908,086, resulting in net unrealized appreciation of $47,240,577.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  September 30, 2008 (unaudited) continued

Forward Foreign Currency Contracts Open at September 30, 2008:

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION
CHF	692,970	$626,669	10/01/2008	$10,257
EUR	2,658,376	$3,814,769	10/01/2008	72,317
GBP	1,752,278	$3,158,480	10/01/2008	43,209
NOK	1,512,222	$261,993	10/01/2008	4,591
SEK	1,698,481	$251,813	10/01/2008	6,503
JPY	267,627,122	$2,542,292	10/02/2008	25,936
AUD	622,311	$501,334	10/02/2008	9,552
SGD	285,103	$199,470	10/03/2008	1,048
Total Unrealized Appreciation				$173,413

Currency Abbreviations:

AUD  Australian Dollar

GBP  British Pound

EUR  Euro Dollar

JPY  Japanese Yen

NOK  Norwegian Krone

SGD  Singapore Dollar

SEK  Swedish Krona

CHF  Swiss Franc

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth

Summary of Investments  ■  September 30, 2008 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Short-Term Investments	$78,253,864	9.4%
Major Banks	76,526,612	9.2
Integrated Oil	66,432,992	8.0
Pharmaceuticals: Major	65,977,560	8.0
Tobacco	49,492,083	6.0
Major Telecommunications	45,217,662	5.4
Food: Specialty/Candy	26,729,297	3.2
Food: Major Diversified	26,038,976	3.1
Motor Vehicles	25,259,614	3.0
Construction Materials	22,524,342	2.7
Wireless Telecommunications	17,154,595	2.1
Publishing: Books/ Magazines	16,876,149	2.0
Financial Conglomerates	16,743,736	2.0
Information Technology Services	16,452,646	2.0
Insurance Brokers/ Services	16,138,113	1.9
Managed Health Care	14,895,221	1.8
Finance/Rental/Leasing	14,851,055	1.8
Recreational Products	14,693,595	1.8
Household/Personal Care	14,144,864	1.7
Electric Utilities	13,059,096	1.6
Advertising/Marketing Services	12,026,671	1.5
Computer Processing Hardware	11,621,037	1.4

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Industrial Conglomerates	$10,877,142		1.3%
Electronic Equipment/ Instruments	10,662,795		1.3
Food Retail	10,561,169		1.3
Auto Parts: O.E.M.	10,367,593		1.3
Medical Specialties	9,978,394		1.2
Investment Company	9,630,764		1.2
Specialty Insurance	9,266,816		1.1
Telecommunication Equipment	9,205,805		1.1
Industrial Machinery	9,045,442		1.1
Computer Peripherals	8,774,287		1.1
Electrical Products	8,157,034		1.0
Life/Health Insurance	8,041,344		1.0
Electronic Distributors	7,974,289		1.0
Aerospace & Defense	7,917,673		1.0
Other Transportation	7,866,530		0.9
Pharmaceuticals: Other	7,487,379		0.9
Beverages: Non-Alcoholic	7,085,554		0.8
Beverages: Alcoholic	4,975,987		0.6
Coal	4,431,600		0.5
Chemicals: Specialty	4,141,301		0.5
Semiconductors	1,637,299		0.2
	$829,195,977	^	100.0%

  ^  Does not include open forward foreign currency contracts with unrealized appreciation of $173,413.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Statements

Statement of Assets and Liabilities

September 30, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $717,092,427) (including $76,761,348 for securities loaned)	$764,333,004
Investment in affiliate, at value (cost $64,862,973)	64,862,973
Unrealized appreciation on open forward foreign currency contracts	173,413
Cash (including foreign currency valued at $1,032,164 with a cost of $984,938)	4,664,847
Receivable for:
Investments sold	28,446,642
Dividends	2,950,402
Foreign withholding taxes reclaimed	382,922
Shares of beneficial interest sold	105,877
Dividends from affiliate	7,531
Prepaid expenses and other assets	648,972
Total Assets	866,576,583
Liabilities:
Collateral on securities loaned at value	78,253,864
Payable for:
Investments purchased	17,189,787
Shares of beneficial interest redeemed	1,616,200
Investment advisory fee	485,597
Transfer agent fee	189,477
Administration fee	58,096
Distribution fee	7,632
Accrued expenses and other payables	231,373
Total Liabilities	98,032,026
Net Assets	$768,544,557
Composition of Net Assets:
Paid-in-capital	$732,509,607
Net unrealized appreciation	47,052,255
Accumulated undistributed net investment income	13,107,453
Accumulated net realized loss	(24,124,758)
Net Assets	$768,544,557
Class A Shares:
Net Assets	$479,582,699
Shares Outstanding (unlimited authorized, $.01 par value)	45,664,652
Net Asset Value Per Share	$10.50
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$11.08
Class B Shares:
Net Assets	$140,398,662
Shares Outstanding (unlimited authorized, $.01 par value)	13,165,635
Net Asset Value Per Share	$10.66
Class C Shares:
Net Assets	$12,119,065
Shares Outstanding (unlimited authorized, $.01 par value)	1,163,661
Net Asset Value Per Share	$10.41
Class I Shares:
Net Assets	$136,444,131
Shares Outstanding (unlimited authorized, $.01 par value)	12,953,257
Net Asset Value Per Share	$10.53

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Statements continued

Statement of Operations

For the six months ended September 30, 2008 (unaudited)

Net Investment Income: Income
Dividends (net of $1,574,718 foreign withholding tax)	$17,964,420
Income from securities loaned - net	1,002,521
Dividends from affiliate	90,080
Interest	3,904
Total Income	19,060,925
Expenses
Investment advisory fee	3,246,482
Distribution fee (Class A shares)	743,970
Distribution fee (Class B shares)	160,021
Distribution fee (Class C shares)	76,778
Transfer agent fees and expenses	699,160
Administration fee	388,137
Shareholder reports and notices	117,381
Custodian fees	58,137
Professional fees	41,636
Registration fees	28,494
Trustees' fees and expenses	10,824
Other	40,885
Total Expenses	5,611,905
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(3,595)
Net Expenses	5,608,310
Net Investment Income	13,452,615
Realized and Unrealized Gain (Loss): Realized Loss on:
Investments	(20,447,074)
Foreign exchange transactions	(724,548)
Net Realized Loss	(21,171,622)
Change in Unrealized Appreciation/Depreciation on:
Investments	(161,293,563)
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(221,217)
Net Change in Unrealized Appreciation/Depreciation	(161,514,780)
Net Loss	(182,686,402)
Net Decrease	$(169,233,787)

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008	FOR THE YEAR ENDED MARCH 31, 2008
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$13,452,615	$22,648,115
Net realized gain (loss)	(21,171,622)	142,825,269
Net change in unrealized appreciation/depreciation	(161,514,780)	(238,025,552)
Net Decrease	(169,233,787)	(72,552,168)
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(5,549,068)	(12,260,566)
Class B shares	(1,640,156)	(3,766,034)
Class C shares	(114,805)	(172,658)
Class I shares@@	(1,827,994)	(4,655,313)
Net realized gain
Class A shares	(18,020,113)	(89,169,228)
Class B shares	(5,283,302)	(26,448,615)
Class C shares	(471,894)	(2,334,250)
Class I shares@@	(5,527,889)	(29,076,552)
Total Dividends and Distributions	(38,435,221)	(167,883,216)
Net decrease from transactions in shares of beneficial interest	(79,768,916)	(41,555,404)
Net Decrease	(287,437,924)	(281,990,788)
Net Assets:
Beginning of period	1,055,982,481	1,337,973,269
End of Period (Including accumulated undistributed net investment income of $13,107,453 and $8,786,861, respectively)	$768,544,557	$1,055,982,481

@@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2008 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2008 (unaudited) continued

assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2008 (unaudited) continued

gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at September 30, 2008 were $76,761,348 and $78,253,864, respectively. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on September 27, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended March 31, 2008, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2008 (unaudited) continued

2. Investment Advisory, Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $1 billion; 0.645% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.62% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.595% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.57% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.545% to the portion of the daily net assets in excess of $4.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Advisory Agreement between the Investment Adviser and Sub-Adviser, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $1,683,000 for the six months ended September 30, 2008.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2008 (unaudited) continued

Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such expenses as of September 30, 2008.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

For the six months ended September 30, 2008, the distribution fee was accrued for Class B shares at an annual rate of 0.18%.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 2008, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,195, $62,939 and $1,199, respectively, and received $21,377 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the six months ended September 30, 2008, advisory fees paid were reduced by $3,595 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $90,080 for the six months ended September 30, 2008. During the six months ended September 30, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $91,924,516 and $102,029,699, respectively.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2008 (unaudited) continued

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2008 aggregated $198,909,362 and $304,692,132, respectively. Included in the aforementioned are purchases of $9,615,120 with other Morgan Stanley funds.

For the six months ended September 30, 2008, the Fund incurred brokerage commissions of $29,735 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Adviser, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Adviser, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended September 30, 2008, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,422. At September 30, 2008, the Fund had an accrued pension liability of $64,016 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2008 (unaudited) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008		FOR THE YEAR ENDED MARCH 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	123,013	$1,586,920	678,050	$11,359,666
Conversion from Class B	—	—	847	12,612
Conversion to Class B	—	—	(3,182,561)	(54,452,206)
Reinvestment of dividends	1,890,015	23,247,180	5,891,529	90,062,228
Redeemed	(4,861,874)	(59,885,870)	(7,583,280)	(120,838,929)
Net decrease — Class A	(2,848,846)	(35,051,770)	(4,195,415)	(73,856,629)
CLASS B SHARES
Sold	186,013	2,431,685	731,708	12,279,352
Conversion to Class A	—	—	(835)	(12,612)
Conversion from Class A	—	—	3,142,158	54,452,206
Reinvestment of dividends	546,999	6,826,543	1,754,572	27,211,518
Redeemed	(1,779,107)	(22,110,617)	(2,775,016)	(44,366,043)
Net increase (decrease) — Class B	(1,046,095)	(12,852,389)	2,852,587	49,564,421
CLASS C SHARES
Sold	27,958	348,266	121,615	1,972,202
Reinvestment of dividends	47,561	581,195	153,662	2,336,140
Redeemed	(184,105)	(2,242,359)	(215,674)	(3,337,820)
Net increase (decrease) — Class C	(108,586)	(1,312,898)	59,603	970,522
CLASS I SHARES@@
Sold	259,591	3,327,021	619,002	9,883,384
Reinvestment of dividends	594,493	7,330,099	1,979,760	30,334,641
Redeemed	(3,341,055)	(41,208,979)	(3,698,217)	(58,451,743)
Net decrease — Class I	(2,486,971)	(30,551,859)	(1,099,455)	(18,233,718)
Net decrease in Fund	(6,490,498)	$(79,768,916)	(2,382,680)	$(41,555,404)

@@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2008 (unaudited) continued

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At September 30, 2008, investments in securities of issuers in the United Kingdom represented 17.0% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this country.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2008, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs"), foreign tax credit pass-through and capital loss deferrals on wash sales.

9. Fair Valuation Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2008 (unaudited) continued

sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments carried at value:

		FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2008 USING
	TOTAL	QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$829,195,977	$351,754,495	$477,441,482	—
Other Financial Instruments*	173,413	—	173,413	—
Total	$829,369,390	$351,754,495	$477,614,895	—

*  Other financial instruments include futures, forwards, options and swap contracts.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2008 (unaudited) continued

10. Accounting Pronouncements

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB statement No.133 ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

11. Subsequent Event

Subsequent to September 30, 2008, conditions in the worldwide debt and equity markets have deteriorated significantly. These conditions have had a negative effect on the market value of the Fund's investments since September 30, 2008.

Morgan Stanley Global Dividend Growth Securities

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED MARCH 31,
	MONTHS ENDED
	SEPTEMBER 30, 2008		2008		2007	2006	2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.25		$16.32		$15.11	$13.80	$12.68	$8.61
Income (loss) from investment operations:
Net investment income(1)	0.17		0.28		0.22	0.20	0.18	0.14
Net realized and unrealized gain (loss)	(2.41)		(1.17)		2.46	1.44	1.11	4.03
Total income (loss) from investment operations	(2.24)		(0.89)		2.68	1.64	1.29	4.17
Less dividends and distributions from:
Net investment income	(0.12)		(0.26)		(0.22)	(0.33)	(0.17)	(0.10)
Net realized gain	(0.39)		(1.92)		(1.25)	–	–	–
Total dividends and distributions	(0.51)		(2.18)		(1.47)	(0.33)	(0.17)	(0.10)
Net asset value, end of period	$10.50		$13.25		$16.32	$15.11	$13.80	$12.68
Total Return(2)	(17.51	)%(5)	(6.84)%		18.56%	12.07%	10.40%	48.65%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.20	%(4)(6)	1.16	%(4)	1.21%	1.22%	1.17%	1.20%
Net investment income	2.72	%(4)(6)	1.73	%(4)	1.44%	1.45%	1.39%	1.21%
Supplemental Data:
Net assets, end of period, in thousands	$479,583		$643,008		$860,085	$871,393	$34,451	$26,792
Portfolio turnover rate	21	%(5)	39%		22%	21%	19%	79%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The rebate had an effect of less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MARCH 31,
	MONTHS ENDED
	SEPTEMBER 30, 2008		2008		2007	2006	2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.45		$16.53		$15.29	$13.79	$12.62	$8.63
Income (loss) from investment operations:
Net investment income(1)	0.18		0.29		0.24	0.22	0.11	0.05
Net realized and unrealized gain (loss)	(2.46)		(1.18)		2.49	1.44	1.13	4.02
Total income (loss) from investment operations	(2.28)		(0.89)		2.73	1.66	1.24	4.07
Less dividends and distributions from:
Net investment income	(0.12)		(0.27)		(0.24)	(0.16)	(0.07)	(0.08)
Net realized gain	(0.39)		(1.92)		(1.25)	–	–	–
Total dividends and distributions	(0.51)		(2.19)		(1.49)	(0.16)	(0.07)	(0.08)
Net asset value, end of period	$10.66		$13.45		$16.53	$15.29	$13.79	$12.62
Total Return(2)	(17.47	)%(5)	(6.83)%		18.65%	12.10%	9.82%	47.58%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.13	%(4)(6)	1.12	%(4)	1.12%	1.19%	1.71%	1.96%
Net investment income	2.79	%(4)(6)	1.77	%(4)	1.53%	1.48%	0.85%	0.45%
Supplemental Data:
Net assets, end of period, in millions	$140		$191		$188	$204	$1,141	$1,235
Portfolio turnover rate	21	%(5)	39%		22%	21%	19%	79%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The rebate had an effect of less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MARCH 31,
	MONTHS ENDED
	SEPTEMBER 30, 2008		2008		2007	2006	2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.17		$16.23		$15.04	$13.66	$12.54	$8.58
Income (loss) from investment operations:
Net investment income(1)	0.12		0.16		0.11	0.10	0.09	0.05
Net realized and unrealized gain (loss)	(2.40)		(1.16)		2.44	1.42	1.12	4.00
Total income (loss) from investment operations	(2.28)		(1.00)		2.55	1.52	1.21	4.05
Less dividends and distributions from:
Net investment income	(0.09)		(0.14)		(0.11)	(0.14)	(0.09)	(0.09)
Net realized gain	(0.39)		(1.92)		(1.25)	–	–	–
Total dividends and distributions	(0.48)		(2.06)		(1.36)	(0.14)	(0.09)	(0.09)
Net asset value, end of period	$10.41		$13.17		$16.23	$15.04	$13.66	$12.54
Total Return(2)	(17.86	)%(5)	(7.52)%		17.69%	11.25%	9.61%	47.54%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.95	%(4)(6)	1.90	%(4)	1.96%	1.93%	1.88%	1.96%
Net investment income	1.97	%(4)(6)	0.99	%(4)	0.69%	0.74%	0.68%	0.45%
Supplemental Data:
Net assets, end of period, in thousands	$12,119		$16,756		$19,675	$18,644	$18,674	$16,336
Portfolio turnover rate	21	%(5)	39%		22%	21%	19%	79%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The rebate had an effect of less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MARCH 31,
	MONTHS ENDED
	SEPTEMBER 30, 2008		2008		2007	2006	2005	2004
	(unaudited)
Class I Shares@@
Selected Per Share Data:
Net asset value, beginning of period	$13.28		$16.35		$15.14	$13.83	$12.69	$8.61
Income (loss) from investment operations:
Net investment income(1)	0.19		0.32		0.26	0.24	0.21	0.15
Net realized and unrealized gain (loss)	(2.42)		(1.16)		2.46	1.43	1.13	4.04
Total income (loss) from investment operations	(2.23)		(0.84)		2.72	1.67	1.34	4.19
Less dividends and distributions from:
Net investment income	(0.13)		(0.31)		(0.26)	(0.36)	(0.20)	(0.11)
Net realized gain	(0.39)		(1.92)		(1.25)	–	–	–
Total dividends and distributions	(0.52)		(2.23)		(1.51)	(0.36)	(0.20)	(0.11)
Net asset value, end of period	$10.53		$13.28		$16.35	$15.14	$13.83	$12.69
Total Return(2)	(17.41	)%(5)	(6.65)%		18.89%	12.33%	10.61%	49.09%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.95	%(4)(6)	0.91	%(4)	0.97%	0.97%	0.94%	0.96%
Net investment income	2.97	%(4)(6)	1.98	%(4)	1.68%	1.70%	1.62%	1.45%
Supplemental Data:
Net assets, end of period, in thousands	$136,444		$205,119		$270,462	$290,318	$290,038	$234,691
Portfolio turnover rate	21	%(5)	39%		22%	21%	19%	79%

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The rebate had an effect of less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities Inc.

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

■  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

■  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

■  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

■  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

■  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service

Morgan Stanley Global Dividend Growth Securities Inc.

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

preferences, through the use of "cookies." "Cookies" recognize your computer each time your return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
20 Bank Street, Canary Wharf
London, England E14 4AD

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

GLBSAN
IU08-05871P-Y09/08

INVESTMENT MANAGEMENT

Morgan Stanley

Global Dividend Growth Securities

Semiannual Report

September 30, 2008

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 18, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 18, 2008